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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22646

Private Advisors Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended December 31, 2012 is filed herewith.

The Registrant’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

1

Private Advisors Alternative Strategies Master Fund
(A Delaware Statutory Trust)

Schedule of Investments
(Unaudited)

December 31, 2012

			Unrealized	Redemptions Permitted
	Percent of		Appreciation	Notice		Liquidity
Investments in Hedge Funds	Net Assets	Fair Value	(Depreciation)	Period	Permitted (a)	Restrictions
Bahamas Domiciled

Global Macro
Global
Moore Macro Managers Fund, Ltd.	4.18%	$1,710,289	$110,289	60 Days	Q	None
Total Bahamas Domiciled
(cost $1,600,000)	4.18	1,710,289	110,289

Bermuda Domiciled

Long/Short Equity
Global
Pelham Long/Short Fund, Ltd.	4.09	1,675,919	75,919	90 Days	M	Locked up until May 31, 2013
Total Bermuda Domiciled
(cost $1,600,000)	4.09	1,675,919	75,919

Cayman Islands Domiciled

Convertible Arbitrage
North America
Waterstone Market Neutral Offshore Fund, Ltd.	3.13	1,281,538	81,538	45 Days	Q	Locked up until June 30, 2013

Distressed Corporate
North America
Aurelius Capital International, Ltd.	4.31	1,765,924	165,924	65 Days	S	Locked up until April 30, 2014
Contrarian Capital Trade Claims Offshore, Ltd.	2.16	883,630	83,630	90 Days	A	None
Redwood Offshore Fund, Ltd.	3.24	1,327,902	127,902	60 Days	B	Locked up until June 30, 2014
2

Private Advisors Alternative Strategies Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
(Unaudited)

December 31, 2012

			Unrealized	Redemptions Permitted
	Percent of		Appreciation	Notice		Liquidity
Investments in Hedge Funds (continued)	Net Assets	Fair Value	(Depreciation)	Period	Permitted (a)	Restrictions
Cayman Islands Domiciled (continued)

Global Macro
Global
ESG Credit Macro Event Offshore Fund, Ltd.	0.72%	$290,080	$(109,920)	30 Days	M	None
ESG Treasury Opportunities Offshore Portfolio, Ltd.	0.78	320,263	(79,737)	30 Days	M	None
MKP Opportunity Offshore, Ltd.	3.09	1,265,741	65,741	60 Days	M	None
Tudor BVI Global Fund, Ltd. (The)	4.08	1,671,452	71,452	60 Days	Q	None

Long/Short Credit
Global
Saba Capital Offshore Fund, Ltd.	3.64	1,492,823	(107,177)	65 Days	Q	Locked up until June 30, 2013

North America
Archer Capital Offshore Fund, Ltd.	3.07	1,258,734	58,734	90 Days	Q	None

Long/Short Equity
Global
LAE Fund, Ltd.	4.04	1,654,626	54,626	30 Days	M	None
Sheffield International Partners, Ltd.	4.22	1,726,935	126,935	90 Days	Q	Locked up until April 30, 2013
SRS Partners, Ltd.	3.78	1,549,127	(50,873)	60 Days	Q	Locked up until June 30, 2014

North America
Absolute Partners Fund, Ltd.	3.80	1,557,352	(42,648)	90 Days	M	None
Hoplite Offshore Fund, Ltd.	3.85	1,575,445	(24,555)	45 Days	Q	Locked up until April 30, 2013
Impala Fund Ltd.	4.19	1,716,287	116,287	45 Days	Q	Locked up until June 30, 2013
Marble Arch Offshore Partners, Ltd.	4.11	1,683,882	83,882	60 Days	Q	Locked up until June 30, 2013
North Run Offshore Partners, Ltd.	4.14	1,694,479	94,479	90 Days	Q	Locked up until June 30, 2013
Southpoint Qualified Offshore Fund, Ltd.	3.90	1,599,344	(656)	60 Days	Q	None
3

Private Advisors Alternative Strategies Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
(Unaudited)

December 31, 2012

			Unrealized	Redemptions Permitted
	Percent of		Appreciation	Notice		Liquidity
Investments in Hedge Funds (continued)	Net Assets	Fair Value	(Depreciation)	Period	Permitted (a)	Restrictions
Cayman Islands Domiciled (continued)

Multi-Strategy
Global
HBK Offshore Fund II L.P.	3.82%	$1,566,812	$66,812	90 Days	Q	None
Mason Capital, Ltd.	3.68	1,507,824	(92,176)	45 Days	A	Locked up until April 30, 2013

North America
Fir Tree International Value Fund II, Ltd.	5.26	2,156,741	156,741	90 Days	A	Locked up until May 30, 2013
Luxor Capital Partners Offshore, Ltd.	3.85	1,575,917	(24,083)	90 Days	A	None

Structured Credit
North America
Marathon Securitized Credit Fund, Ltd.	3.46	1,417,391	217,391	60 Days	Q	None
One William Street Capital Offshore Fund, Ltd.	3.26	1,337,383	137,383	90 Days	Q	Locked up until June 30, 2013
Total Cayman Islands Domiciled
(cost $34,700,000)	87.58	35,877,632	1,177,632

Total investments in Hedge Funds (cost $37,900,000)	95.85	39,263,840	1,363,840

Other Assets, less Liabilities	4.15	1,701,416
Total Net Assets	100.00%	$40,965,256

(a) A = Annually, B = Bi-Annually, M = Monthly, Q = Quarterly, S = Semi-Annually

4

Notes to Schedule of Investments

Valuation of Investments

Private Advisors Alternative Strategies Master Fund (the “Master Fund”) prepares its financial statements, which are expressed in U.S. dollars, in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follows significant accounting policies described below.

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), a Delaware limited liability company, registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as the Master Fund’s investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors LLC, a Virginia limited liability company, (“Private Advisors”), who serves as the Master Fund’s subadvisor. Private Advisors has designed ongoing due diligence processes with respect to private investment funds or “hedge funds” managed by third-party portfolio managers (“Portfolio Managers”) who employ diverse styles and strategies (“Hedge Funds”). The Portfolio Managers assist Private Advisors in assessing the quality of information provided by, or on behalf of, each Hedge Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require Private Advisors to forego their normal reliance on the value supplied by, or on behalf of, such Hedge Fund and to determine independently the fair value of the Master Fund’s interest in such Hedge Fund, consistent with the Master Fund’s fair valuation procedures.

The Board of Trustees (the “Board”) of the Master Fund has adopted procedures for the valuation of each of the Hedge Funds and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the “Valuation Committee”). The Board has also authorized the Valuation Committee to appoint a Sub-Committee (“Valuation Sub-Committee”) to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet after, as necessary, to ensure that actions taken by the Valuation Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, primary responsibility for the monthly valuation of portfolio assets (including Hedge Funds for which market prices are not readily available) rests with Private Advisors.

Investments in Hedge Funds

The Board has approved procedures pursuant to which the Master Fund values its investments in Hedge Funds at fair value, which ordinarily will be the amount equal to the Master Fund’s pro rata interest in the net assets of each such Hedge Fund, as such value is supplied by, or on behalf of, the Hedge Fund’s portfolio manager from time to time, usually monthly. The Master Fund complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Hedge Funds that have calculated net asset value in accordance with the specialized accounting guidance for investment companies (the “practical expedient”). Investments in Hedge Funds are generally valued, as a practical expedient, utilizing the net asset valuations provided by the Hedge Funds when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary). The Master Fund applies the practical expedient to its investments in Hedge Funds on an investment-by-investment basis and consistently with the Master Fund’s entire position in a particular investment unless it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available. When the Master Fund believes alternative valuation techniques are more appropriate, the Master Fund considers other factors in addition to the net asset valuation, such as, but not limited to, features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

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Fair Value of Financial Instruments

“Fair value” is defined as the price that the Master Fund would receive upon selling an investment or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, the Master Fund uses various approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

• Level 1 - quoted prices in active markets for identical investments.

• Level 2 - other significant observable inputs (including the ability to redeem an interest in a Hedge Fund within 3 months of the reporting date).

• Level 3 - significant unobservable inputs (including restrictions on redemptions of the Hedge Funds due to terms of the investment or gates, suspensions, etc. imposed by the Hedge Fund such that the Master Fund cannot redeem its interest within 3 months of reporting date).

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Master Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the market place, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used has a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Master Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Hedge Funds are included in Level 2 or 3 of the fair value hierarchy. In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restrictions on the disposition of the investment. The Master Fund also considers the nature of the portfolios of the underlying Hedge Funds and their ability to liquidate their underlying investments. If the Master Fund does not know when it will have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

The valuation techniques used by the Master Fund to measure fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs.

6

The following is a summary of the fair value inputs used as of December 31, 2012 in valuing the Master Fund’s investments in Hedge Funds.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Investments in Hedge Funds
Bahamas Domiciled
Global Macro	$-	$1,710,289	$-	$1,710,289
Bermuda Domiciled
Long/Short Equity	-	-	1,675,919	1,675,919
Cayman Islands Domiciled
Convertible Arbitrage	-	-	1,281,538	1,281,538
Distressed Corporate	-	883,630	3,093,826	3,977,456
Global Macro	-	3,547,536	-	3,547,536
Long/Short Credit	-	1,258,734	1,492,823	2,751,557
Long/Short Equity	-	4,811,322	9,946,155	14,757,477
Multi-Strategy	-	3,142,729	3,664,565	6,807,294
Structured Credit	-	1,417,391	1,337,383	2,754,774
Total investments in Hedge Funds	$-	$16,771,631	$22,492,209	$39,263,840

For the period from May 1, 2012 (Commencement of Operations) through December 31, 2012, the Master Fund’s investments in Hedge Funds with a fair value of $5,108,187 were transferred out of Level 3 to Level 2 due to liquidity events.

The following is a reconciliation of investments in Hedge Funds for which significant unobservable inputs (Level 3) were used in determining fair value:

	Bermuda Domiciled	Cayman Islands Domiciled
	Long/Short Equity	Convertible Arbitrage	Distressed Corporate	Long/Short Credit	Long/Short Equity	Multi-Strategy	Structured Credit	Total
Balance as of May 1, 2012	$-	$-	$-	$-	$-	$-	$-	$-
(Commencement of Operations)
Net realized gains (losses)	-	-	-	-	-	-	-	-
Net change in unrealized
appreciation (depreciation)	75,919	81,538	291,730	(107,177)	303,308	(3,257)	158,335	800,396
Purchases	1,600,000	1,200,000	3,600,000	1,600,000	11,200,000	5,200,000	2,400,000	26,800,000
Sales	-	-	-	-	-	-	-	-
Transfers into Level 3 (a)	-	-	-	-	-	-	-	-
Transfers out of Level 3 (a)	-	-	(797,904)	-	(1,557,153)	(1,532,178)	(1,220,952)	(5,108,187)
Balance as of December 31, 2012	$1,675,919	$1,281,538	$3,093,826	$1,492,823	$9,946,155	$3,664,565	$1,337,383	$22,492,209

Net change in unrealized
appreciation (depreciation) on
Level 3 investments in Hedge Funds
still held as of December 31, 2012	$75,919	$81,538	$293,826	$(107,177)	$346,155	$64,565	$137,383	$892,209

(a)	Transfers between levels may occur based on changes in the underlying Hedge Funds and/or changes in liquidity and are recognized as of June 30, 2012, the date of which the change between levels occurred.

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The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Master Fund’s Level 3 investments in Hedge Funds are outlined in the table below. A significant change in any of the inputs in isolation would result in a significantly higher or lower fair value measurement.

	Fair Value
	as of		Liquidity
	December 31,	Valuation	Restriction/	Lockup Date/
Strategy	2012	Technique	Unobservable Inputs	Range

Bermuda Domiciled
Long/Short Equity (1 holding)	$1,675,919	Liquidity	Lockup restrictions	Lock up until 5/31/2013

Cayman Islands Domiciled
Convertible Arbitrage (1 holding)	$1,281,538	Liquidity	Lockup restrictions	Lock up until 6/30/2013
Distressed Corporate (2 holdings)	$3,093,826	Liquidity	Lockup restrictions	Lock up range from 4/30/2014 to 6/30/2014
Long/Short Credit (1 holding)	$1,492,823	Liquidity	Lockup restrictions	Lock up until 6/30/2013
Long/Short Equity (6 holdings)	$9,946,155	Liquidity	Lockup restrictions	Lock up range from 4/30/2013 to 6/30/2014
Multi-Strategy (2 holdings)	$3,664,565	Liquidity	Lockup restrictions	Lock up range from 4/30/2013 to 5/30/2013
Structured Credit (1 holding)	$1,337,383	Liquidity	Lockup restrictions	Lock up until 6/30/2013

The following are descriptions of the various strategies utilized by the underlying Hedge Funds.

Convertible Arbitrage

Portfolio Managers who utilize this strategy take advantage of price discrepancies within a company’s capital structure. Portfolio Managers in this strategy typically purchase a convertible bond or convertible preferred stock of the issuer while simultaneously selling short the underlying security (often in issuer’s common stock) and, in many cases, shorting a credit instrument of the issuer. Accordingly, the Portfolio Managers’ positions are hedged and therefore returns are dependent upon the relative price movements of the securities, not upon the movements of the securities markets. Portfolio Managers usually leverage their portfolios in order to enhance returns.

Distressed Corporate

Portfolio Managers seek to purchase securities (typically debt) of companies experiencing financial or operating difficulties due to excessive debt burdens or temporary liquidity problems. Often these companies are in or about to enter bankruptcy. Understanding the complexities of the bankruptcy process allows experienced distressed Portfolio Managers to profit by buying the securities at a deep discount to intrinsic value.

Global Macro

This strategy relies on the assessment of relative valuations at a macroeconomic level across multiple geographies and asset classes based on economic indicators, trend and factor analysis and flow of funds data. Investments can span the fixed income, currency, commodity and equity markets. Macro investing is generally a liquid, high frequency trading strategy.

Long/Short Credit

This strategy involves taking both long and short positions in distinct corporate debt instruments.

Long/Short Equity

This strategy involves taking both long and short positions primarily in public equities.

Structured Credit

This strategy attempts to isolate returns by trading in tranches of various types of structured credit instruments. This may include multiple tranches of collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), credit default swaps (CDS), credit default swap index (CDX), asset-backed securities index (ABX) and commercial mortgage-backed securities index (CMBX).

8

As of December 31, 2012, the Master Fund had investments in twenty-seven Hedge Funds. The Master Fund, as an investor in these Hedge Funds, pays management fees of up to 3.00% (per annum) of the net asset value of its ownership interest in such Hedge Funds, as well as incentive fees or allocations of up to 27.00% of net profits earned that are allocable to the Master Fund’s ownership interest in such Hedge Funds.

9

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	February 28, 2013

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	February 28, 2013